GARDNER LEWIS INVESTMENT TRUST

FILED VIA EDGAR

March 6, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Gardner Lewis Investment Trust (the "Registrant")
File No. 811-07324; 33-53800

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Gardner Lewis Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Please contact the undersigned at 513-346-4190 if you have any questions.

Very truly yours,

/s/ Patricia M. Plavko

Patricia M. Plavko
Assistant Secretary